Note 11 - Net loss per share attributable to common stockholders - Excluded Financial Instruments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Convertible preferred stock series A and series C	$ 55,770,000	$ 47,170,000
Warrants	8,000,000
Total	$ 63,770,000	$ 47,170,000